Supplement dated May 2, 2017
to the Prospectus and Statement of Additional Information (SAI) of each of the following funds:
Fund	Prospectuses and SAIs Dated
Columbia Funds Variable Insurance Trust
Variable Portfolio – AQR Managed Futures Strategy Fund	5/1/2017
Variable Portfolio – Lazard International Equity Advantage Fund	5/1/2017
Columbia Funds Variable Series Trust II
Variable Portfolio – American Century Diversified Bond Fund	5/1/2017
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	5/1/2017
Variable Portfolio – CenterSquare Real Estate Fund	5/1/2017
Variable Portfolio – DFA International Value Fund	5/1/2017
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	5/1/2017
Variable Portfolio – Jennison Mid Cap Growth Fund	5/1/2017
Variable Portfolio – Loomis Sayles Growth Fund	5/1/2017
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund	5/1/2017
Variable Portfolio – MFS® Value Fund	5/1/2017
Variable Portfolio – MFS® Blended Research® Core Equity Fund	5/1/2017
Variable Portfolio – Morgan Stanley Advantage Fund	5/1/2017
Variable Portfolio – Oppenheimer International Growth Fund	5/1/2017
Variable Portfolio – Pyramis® International Equity Fund	5/1/2017
Variable Portfolio – T. Rowe Price Large Cap Value Fund	5/1/2017
Variable Portfolio – TCW Core Plus Bond Fund	5/1/2017
Variable Portfolio – Victory Sycamore Established Value Fund	5/1/2017
Variable Portfolio – Wells Fargo Short Duration Government Fund	5/1/2017
Effective on May 1, 2018 (the Effective Date), the Funds' names will change as indicated in the table below. Accordingly, on the Effective Date, all references to current names in the Prospectuses and SAIs will be deleted and replaced with the new names.

Current Fund Names	New Fund Names Effective May 1, 2018
Variable Portfolio – American Century Diversified Bond Fund	CTIVP – American Century Diversified Bond Fund
Variable Portfolio – AQR Managed Futures Strategy Fund	CTIVP – AQR Managed Futures Strategy Fund
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund	CTIVP – BlackRock Global Inflation-Protected Securities Fund
Variable Portfolio – CenterSquare Real Estate Fund	CTIVP – CenterSquare Real Estate Fund
Variable Portfolio – DFA International Value Fund	CTIVP – DFA International Value Fund
Variable Portfolio – Eaton Vance Floating-Rate Income Fund	CTIVP – Eaton Vance Floating-Rate Income Fund
Variable Portfolio – Jennison Mid Cap Growth Fund	CTIVP – Jennison Mid Cap Growth Fund
Variable Portfolio – Lazard International Equity Advantage Fund	CTIVP – Lazard International Equity Advantage Fund
Variable Portfolio – Loomis Sayles Growth Fund	CTIVP – Loomis Sayles Growth Fund
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund	CTIVP – Los Angeles Capital Large Cap Growth Fund
Variable Portfolio – MFS® Value Fund	CTIVP – MFS® Value Fund
Variable Portfolio – MFS® Blended Research® Core Equity Fund	CTIVP – MFS® Blended Research® Core Equity Fund
Variable Portfolio – Morgan Stanley Advantage Fund	CTIVP – Morgan Stanley Advantage Fund
Variable Portfolio – Oppenheimer International Growth Fund	CTIVP – Oppenheimer International Growth Fund
Variable Portfolio – Pyramis® International Equity Fund	CTIVP – Pyramis® International Equity Fund
Variable Portfolio – T. Rowe Price Large Cap Value Fund	CTIVP – T. Rowe Price Large Cap Value Fund
Variable Portfolio – TCW Core Plus Bond Fund	CTIVP – TCW Core Plus Bond Fund
Variable Portfolio – Victory Sycamore Established Value Fund	CTIVP – Victory Sycamore Established Value Fund
Variable Portfolio – Wells Fargo Short Duration Government Fund	CTIVP – Wells Fargo Short Duration Government Fund
Shareholders should retain this Supplement for future reference.
S-6466-286 A (5/17)